Profit Attributable To Owners Of The Company	12 Months Ended
Dec. 31, 2022
Profit Attributable To The Owners Of The Company [Abstract]
Profit Attributable To Owners Of The Company
13	PROFIT ATTRIBUTABLE TO OWNERS OF THE COMPANY
The profit attributable to owners of the Company in the consolidated financial statements of the Group is RMB 149,380 for the year ended December 31, 2022 (2021: RMB 92,170
, 2020: 19,006
)
.